RELATED PARTY TRANSACTIONS - Other Agreements (Details) $ / shares in Units, € in Millions, $ in Millions, ₨ in Billions									2 Months Ended			3 Months Ended				12 Months Ended
	Feb. 26, 2026 USD ($)	Feb. 26, 2026 INR (₨)	Feb. 25, 2026	Feb. 23, 2026	Dec. 30, 2025 GW	Nov. 10, 2025 $ / shares shares	Aug. 06, 2025	Dec. 28, 2023 USD ($)	Feb. 26, 2026 USD ($)	Feb. 26, 2026 INR (₨)	Dec. 31, 2025 USD ($) MW GW	Dec. 31, 2025 USD ($) MW GW	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 USD ($) MW	Mar. 31, 2025 USD ($) MW	Dec. 31, 2025 USD ($) day MW GW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 27, 2026 MW	Feb. 27, 2026 GW	Oct. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense																$ 2,457	$ 1,988	$ 1,627
Non-recourse borrowings											$ 31,540	$ 31,540				31,540	30,662
Corporate borrowings											3,492	3,492				3,492	3,093
Financial instrument liabilities											1,798	1,798				1,798	2,790
Other long-term liabilities											1,824	1,824				1,824	2,076
Due to related parties											7,071	7,071				7,071	4,855
Liabilities directly associated with assets held for sale											$ 4,021	$ 4,021				4,021	1,036
Increase (decrease) in equity																1,482	(6,477)	(3,693)
Investment tax credits																$ 19	131	0
Proceeds, net of transaction costs														$ 9
Portion of ownership interest in joint venture sold														6.00%
Hydro power capacity | MW											833	833		45		833
Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs									$ 316
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Maximum amount of deposits, limit											$ 750	$ 750				$ 750
Deposit liabilities											268	268				$ 268	0
Deposit interest rate																4.02%
Interest income on deposits																$ 1	0
Deposit Liabilities, Request For Repayment, Period | day																3
Private Fund Managed By Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Tax credit transfer agreement												$ 111
Private Fund Managed By Brookfield Asset Management | 2.3 GW Distributed Generation Development Platform
Disclosure of transactions between related parties [line items]
Ownership Interest												53.00%	53.00%
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Notional amount											400	$ 400				$ 400
Corporate borrowings											7	7				7	7
Financial instrument liabilities											49	49				49	1
Other long-term liabilities											11	11				11	10
Due to related parties											$ 750	$ 750				$ 750	348
Ordinary shares
Disclosure of transactions between related parties [line items]
Value of shares issued (in usd per share) | $ / shares						$ 29.90
Number of shares issued in the period (in shares) | shares						15,050,200
Ordinary shares | Subsidiary Of Brookfield Corporaton
Disclosure of transactions between related parties [line items]
Number of shares issued in the period (in shares) | shares						6,967,670
Isagen S.A. E.S.P.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired											15.00%	15.00%				15.00%					15.00%
Consideration transferred, acquisition-date fair value																					$ 1,000
Percentage of voting securities owned or controlled											37.30%
52 MW Utility-Scale Solar Asset
Disclosure of transactions between related parties [line items]
Utility-Scale Solar Power Capacity | MW															52
Proceeds, net of transaction costs															$ 2
430 MW United States Hydroelectric Assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs												$ 111
Portion of ownership interest in joint venture sold												25.00%	25.00%
Hydro power capacity | MW											403	403				403
2.3 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs									$ 316
Hydro power capacity																			2.3	2.3
Disposal group, percentage sold									66.60%	66.60%
2.3 MW Operating Wind Assets In United State | Private Fund Managed By Brookfield Asset Management | Other disposals of assets
Disclosure of transactions between related parties [line items]
Disposal group, percentage sold									33.30%	33.30%
200 MW Distributed Assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs												$ 136
Hydro power capacity | MW											200	200				200
Ownership interest distributed												100.00%	100.00%
U.K. Distributed Generation Joint Venture
Disclosure of transactions between related parties [line items]
Ownership interest acquired												16.00%	16.00%
2.3 GW Distributed Generation Development Platform
Disclosure of transactions between related parties [line items]
Portion of ownership interest in joint venture sold												47.00%	47.00%
2.3 GW Distributed Generation Development Platform | Private Fund Managed By Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs												$ 445
1.5 GW Pumped Storage Facility
Disclosure of transactions between related parties [line items]
Disposal group, percentage sold					100.00%							100.00%	100.00%
Pumped storage power capacity | GW					1.5						1.5	1.5				1.5
Renewable Operating And Development Platform | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs	$ 19	₨ 1.8							$ 17	₨ 1.6
Portion of ownership interest in joint venture sold				3.00%
Disposal group, percentage sold	10.00%	10.00%	3.00%						7.00%	7.00%
Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs														$ 45
Ownership Interest							50.00%
Brookfield Renewable and Institutional Partners | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs									$ 1,300
Brookfield Renewable and Institutional Partners | 52 MW Utility-Scale Solar Asset
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs															$ 19
Brookfield Renewable and Institutional Partners | 430 MW United States Hydroelectric Assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs												$ 230
Brookfield Renewable and Institutional Partners | 2.3 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs									1,300
Brookfield Renewable and Institutional Partners | 200 MW Distributed Assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs | €													€ 116
Brookfield Renewable and Institutional Partners | 2.3 GW Distributed Generation Development Platform | Private Fund Managed By Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs												1,100
Brookfield Renewable and Institutional Partners | Renewable Operating And Development Platform | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs	$ 99	₨ 8.9							$ 86	₨ 7.8
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Ownership Interest							19.00%
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Liabilities directly associated with assets held for sale											$ 9	9				$ 9	31
Sudsidiary | TerraForm Power
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired								13.75%
Increase (decrease) in equity								$ 483
Increase (decrease) in due to related parties								$ 483
Medium term notes
Disclosure of transactions between related parties [line items]
Notional amount											3,187	3,187				3,187	3,008
Series 8 | Medium term notes
Disclosure of transactions between related parties [line items]
Carrying value											$ 400	$ 400				$ 400
Borrowings, adjustment to interest rate basis											1.80%	1.80%				1.80%
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit											$ 0	$ 0				$ 0	0
Interest expense																0	0	$ 0
Subscription Facility | Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings											58	58				58	$ 65
Tax equity | Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Notional amount											$ 200	$ 200				$ 200
Financing To India Development Platform
Disclosure of transactions between related parties [line items]
Notional amount														14
Financing To India Development Platform | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Notional amount														$ 70